Investment Objectives and Goals - Main BuyWrite ETF	Aug. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - MAIN BUYWRITE ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide total return, from current income and gains from long-term capital appreciation.